WARRANTS (10K) (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016
Warrants [Abstract]
Schedule exercise prices and expiration dates for warrants
Warrants Outstanding	Exercise Price Per Share	Expiration Date
2,376,675	$2.61	September 18, 2016
45,000	$2.10	December 31, 2017
23,978	$5.00	March 29, 2021
2,445,653

Schedule of common stock warrant activity
	Three months ended March 31,		Nine months ended March 31,
	2017	2016	2017	2016
Beginning balance	23,978	4,298,000	2,445,653	4,309,000
Issued	—	23,978	—	23,978
Exercised	—	(634,100)	(2,401,408)	(645,100)
Expired	—	—	—	—
Cancelled	—	—	(20,267)	—
Ending balance	23,978	3,687,878	23,978	3,687,878

Warrants
Outstanding at June 30, 2013	7,361,708
Issued	-
Exercised	(2,090,226)
Expired	(962,482)
Outstanding at June 30, 2014	4,309,000
Issued	-
Exercised	-
Expired	-
Outstanding at June 30, 2015	4,309,000
Issued	23,978
Exercised	(1,887,325)
Expired	-
Outstanding at June 30, 2016	2,445,653